Pay vs Performance Disclosure - USD ($)	12 Months Ended					24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2024
Pay vs Performance Disclosure [Table]
Pay vs Performance Disclosure, Table

Pay vs. Performance Comparison

As discussed in the CD&A above, our Compensation Committee has implemented an executive compensation program designed to link a substantial portion of our NEOs’ realized compensation to the achievement of SLB’s financial, operational, and strategic objectives, and to align our executive pay with changes in the value of our shareholders’ investments. The following table sets forth additional compensation information for our NEOs, calculated in accordance with SEC regulations, for fiscal years 2024, 2023, 2022, 2021, and 2020.

	Summary Compensation Table Total for CEO ($)				Average Summary Compensation Table Total for Non-CEO NEOs ($)		Average Compensation Actually Paid to Non-CEO NEOs ($)		Value of Initial Fixed $100 Investment Based on:			(Stated in millions)
Year		(1)	Compensation Actually Paid to CEO ($)	(2)		(3)		(2)(3)	Total Shareholder Return	Peer Group Total Shareholder Return	(4)	Net Income (Loss) ($)	Adjusted EBITDA ($)	(5)
2024	17,310,864		2,751,129	(6)	5,650,820		1,470,258	(7)	$106.48	$111.15		4,579	9,070
2023	18,249,585		26,165,195		5,907,339		9,304,743		$140.98	$134.09		4,275	8,107
2022	15,713,757		39,478,899		5,087,891		17,341,223		$142.09	$146.82		3,492	6,462
2021	16,795,502		32,392,156		6,353,971		13,116,171		$78.43	$82.83		1,928	4,925
2020	5,650,084		(10,610,514)		6,081,217		2,190,708		$56.19	$63.45		(10,486)	4,313

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)	The dollar amounts reported are the amounts of total compensation reported for our CEO, Mr. Le Peuch, in the 2024 Summary Compensation Table for fiscal years 2024, 2023, 2022, 2021, and 2020. Mr. Le Peuch served as CEO for each of the years presented.

Peer Group Issuers, Footnote
(4)	Reflects cumulative total shareholder return of the Philadelphia Oil Services Sector (OSX) index, as of December 31, 2024, weighted according to the constituent companies’ market capitalization at the beginning of each period for which a return is indicated. The OSX is the peer group used by SLB for purposes of Item 201(e) of Regulation S-K under the Exchange Act in our 2024 Annual Report.

PEO Total Compensation Amount	$ 17,310,864	$ 18,249,585	$ 15,713,757	$ 16,795,502	$ 5,650,084
PEO Actually Paid Compensation Amount	$ 2,751,129	26,165,195	39,478,899	32,392,156	(10,610,514)
Adjustment To PEO Compensation, Footnote
(6)	To calculate the amount of “compensation actually paid” to our CEO for 2024, the following amounts were deducted from and added to (as applicable) our CEO’s “Total” compensation as reported in the SCT:

Year	Summary Compensation Table Total for CEO ($)	Reported Value of Equity Awards for CEO ($)	(a)	Equity Award Adjustments for CEO ($)	(b)	Reported Change in the Actuarial Present Value of Pension Benefits for CEO ($)	(c)	Pension Benefit Adjustments for CEO ($)	(d)	Compensation Actually Paid to CEO ($)
2024	17,310,864	(12,374,997)		(1,539,594)		(819,155)		174,011		2,751,129
(a)	Represents the grant date fair value of the equity awards to our CEO in 2024, as reported in the “Stock Awards” column in the SCT.
(b)	Represents the year-over-year change in the fair value of equity awards to our CEO, as itemized in the table below. No awards vested in the year they were granted.

Fair Value of Equity Awards for CEO	($)
As of year-end for awards granted during 2024	11,388,119
Year-over-year decrease of unvested awards granted in prior years	(12,214,442)
Decrease from prior fiscal year-end for awards that vested during 2024	(713,270)
Total Equity Award Adjustments	(1,539,594)
(c)	Represents the change in 2024 in the actuarial present value of our CEO’s accumulated benefit under all benefit and actuarial pension plans in which he participates, as reported in the “Change in Pension Value & Nonqualified Deferred Compensation Earnings” column in the SCT.
(d)	Represents the actuarially determined service cost for services rendered in 2024 under all benefit and actuarial pension plans in which our CEO participates.

Non-PEO NEO Average Total Compensation Amount	$ 5,650,820	5,907,339	5,087,891	6,353,971	6,081,217
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,470,258	9,304,743	17,341,223	13,116,171	2,190,708
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(7)	To calculate the amount of average “compensation actually paid” to our NEOs other than our CEO for 2024, the following amounts were deducted from and added to (as applicable) the average of the “Total” compensation of our non-CEO NEOs as reported in the SCT:

Year	Average Summary Compensation Table Total for Non-CEO NEOs ($)	Average Reported Value of Equity Awards for Non-CEO NEOs ($)	(w)	Average Equity Award Adjustments for Non-CEO NEOs ($)	(x)	Average Reported Change in the Actuarial Present Value of Pension Benefits for Non-CEO NEOs ($)	(y)	Average Pension Benefit Adjustments for Non-CEO NEOs ($)	(z)	Average Compensation Actually Paid to Non-CEO NEOs ($)
2024	5,650,820	(3,574,939)		(418,278)		(237,681)		50,336		1,470,258

(w)	Represents the average of the grant date fair value of the equity awards to our non-CEO NEOs in 2024, as reported in the “Stock Awards” column in the SCT.
(x)	Represents the average of the year-over-year change in the fair value of equity awards to our non-CEO NEOs, as itemized in the table below. No awards vested in the year they were granted.

Fair Value of Equity Awards for Non-CEO NEOs	($)
As of year-end for awards granted during 2024	3,289,850
Year-over-year decrease of unvested awards granted in prior years	(3,485,669)
Decrease from prior fiscal year-end for awards that vested during 2024	(222,459)
Total Equity Award Adjustments	(418,278)

(y)	Represents the average change in 2024 in the actuarial present value of the accumulated benefits to our non-CEO NEOs under all benefit and actuarial pension plans in which they participate, as reported in the “Change in Pension Value & Nonqualified Deferred Compensation Earnings” column in the SCT.
(z)	Represents the actuarially determined service cost for services rendered in 2024 under all benefit and actuarial pension plans in which our non-CEO NEOs participate.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	CAP vs. Total Shareholder Return (SLB and OSX)
Compensation Actually Paid vs. Net Income [Text Block]	CAP vs. Net Income
Compensation Actually Paid vs. Company Selected Measure [Text Block]	CAP vs. Adjusted EBITDA
Tabular List [Table Text Block]

Pay-for-Performance Alignment

The following table identifies the five most important financial performance measures used by our Compensation Committee to link the “compensation actually paid” (CAP) to our CEO and other NEOs in 2024, calculated in accordance with SEC regulations, to company performance. The role of each of these performance measures on our NEOs’ compensation is discussed in the CD&A above.

Financial Performance Measures
Adjusted EBITDA
Free Cash Flow
Free Cash Flow Margin
Return on Capital Employed
Total Shareholder Return

Total Shareholder Return Amount					56.19	$ 78.43	$ 142.09	$ 140.98	$ 106.48
Peer Group Total Shareholder Return Amount					63.45	$ 82.83	$ 146.82	$ 134.09	$ 111.15
Net Income (Loss) Attributable to Parent	$ 4,579,000,000	$ 4,275,000,000	$ 3,492,000,000	$ 1,928,000,000	$ (10,486,000,000)
Company Selected Measure Amount	9,070,000,000	8,107,000,000	6,462,000,000	4,925,000,000	4,313,000,000
PEO Name	Mr. Le Peuch	Mr. Le Peuch	Mr. Le Peuch	Mr. Le Peuch	Mr. Le Peuch
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description
(5)	Adjusted EBITDA represents income before taxes, excluding charges and credits, depreciation and amortization, interest expense, and interest income. Adjusted EBITDA is a non-GAAP measure. See Appendix A for reconciliations of non-GAAP measures to their most comparable GAAP measures.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Free Cash Flow
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Free Cash Flow Margin
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Return on Capital Employed
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Total Shareholder Return
PEO [Member] | Reported Valueof Equity Awardsfor C E O [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (12,374,997)
PEO [Member] | Equity Award Adjustmentsfor C E O [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,539,594)
PEO [Member] | Reported Change In The Actuarial Present Value Of Pension Benefits For Ceo [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(819,155)
PEO [Member] | Pension Benefit Adjustments For Ceo [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	174,011
PEO [Member] | As Of Year End For Awards Granted During 2024 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	11,388,119
PEO [Member] | Year Over Year Decrease Of Unvested Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(12,214,442)
PEO [Member] | Decrease From Prior Fiscal Year End For Awards That Vested During 2024 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(713,270)
PEO [Member] | Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,539,594)
Non-PEO NEO [Member] | As Of Year End For Awards Granted During 2024 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,289,850
Non-PEO NEO [Member] | Year Over Year Decrease Of Unvested Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,485,669)
Non-PEO NEO [Member] | Decrease From Prior Fiscal Year End For Awards That Vested During 2024 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(222,459)
Non-PEO NEO [Member] | Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(418,278)
Non-PEO NEO [Member] | Average Reported Value Of Equity Awards For Non Ceo Neos [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,574,939)
Non-PEO NEO [Member] | Average Equity Award Adjustments For Non Ceo Neos [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(418,278)
Non-PEO NEO [Member] | Average Reported Change In The Actuarial Present Value Of Pension Benefits For Non Ceo Neos [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(237,681)
Non-PEO NEO [Member] | Average Pension Benefit Adjustments For Non Ceo Neos [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 50,336